Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	19,947,223	12,654,949
Common stock, shares outstanding	19,947,223	12,654,949